UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-207132-12
Central Index Key Number of issuing entity: 0001710360
CD 2017-CD5 Mortgage Trust (Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-207132
Central Index Key Number of depositor: 0001258361
Citigroup Commercial Mortgage Securities Inc. (Exact name of depositor as specified in its charter)

Citi Real Estate Funding Inc.
(Central Index Key Number: 0001701238)
German American Capital Corporation
(Central Index Key Number: 0001541294)
Citigroup Global Markets Realty Corp.
(Central Index Key Number: 0001541001)
(Exact names of sponsors as specified in their respective charters)

Paul Vanderslice, Citigroup Commercial Mortgage Securities Inc., (212) 723-1295
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: July 17, 2017	/s/ Paul Vanderslice
Name: Paul Vanderslice
Title: President

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document